As filed with the Securities and Exchange Commission on December 14, 2023

REGISTRATION NO. 033-63560 and 811-7762

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 112

AND/OR
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 114

(CHECK APPROPRIATE BOX OR BOXES)

FIRST EAGLE FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 698-3300

SHEELYN MICHAEL

FIRST EAGLE FUNDS

1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

NATHAN J. GREENE, ESQ.
SIDLEY AUSTIN LLP
787 SEVENTH AVENUE
NEW YORK, NY 10019

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on December 20, 2023 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485 If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 111, as it relates to First Eagle High Income Fund (to be renamed First Eagle High Yield Municipal Fund), a series of the Registrant, until December 20, 2023. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 111 under the Securities Act of 1933, as it relates to First Eagle High Income Fund, filed on October 16, 2023, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, as of the 14th day of December, 2023.

FIRST EAGLE FUNDS

By:	/s/ MEHDI MAHMUD

MEHDI MAHMUD PRESIDENT (AND IN THE CAPACITY OF PRINCIPAL EXECUTIVE OFFICER)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ LISA ANDERSON*	Trustee	December 14, 2023
(LISA ANDERSON)

/s/ JOHN P. ARNHOLD*	Trustee	December 14, 2023
(JOHN P. ARNHOLD)

/s/ CANDACE K. BEINECKE*	Trustee	December 14, 2023
(CANDACE K. BEINECKE)

/s/ PETER W. DAVIDSON*	Trustee	December 14, 2023
(PETER W. DAVIDSON)

/s/ JEAN D. HAMILTON*	Trustee	December 14, 2023
(JEAN D. HAMILTON)

/s/ JAMES E. JORDAN*	Trustee	December 14, 2023
(JAMES E. JORDAN)

/s/ WILLIAM M. KELLY*	Trustee	December 14, 2023
(WILLIAM M. KELLY)

/s/ PAUL J. LAWLER*	Trustee	December 14, 2023
(PAUL J. LAWLER)

/s/ MANDAKINI PURI*	Trustee	December 14, 2023
(MANDAKINI PURI)

/s/ MEHDI MAHMUD	Trustee	December 14, 2023
(MEHDI MAHMUD)

/s/ JOSEPH MALONE	Chief Financial Officer (and in the capacity of Principal Financial Officer and Principal Accounting Officer)	December 14, 2023
(JOSEPH MALONE)

*By:	/S/ SHEELYN MICHAEL
Sheelyn Michael
Power-of-Attorney